Summary of Significant Accounting Policies ( stock-based compensation) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Maximum period to allow customers to return merchandise after the date of shipment				30 days
Aggregate reduction in net revenue due to returns				$ 1,965	$ 1,900	$ 1,739
Advertising costs
Advertising costs				91	81	56
Stock-based compensation
Stock based compensation expense	10	5		34	22	18
Impairment of long-lived assets
Impairment of CRM assets			47
Derivatives
Changes in fair value of these interest rate swaps				$ 48	$ 50	$ 37
Business acquisitions
Maximum period from the acquisition date for finalization of provisional estimate				1 year